Contingent Liabilities (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)
Customer claims [Member]
Disclosure of contingent liabilities in business combination [line items]
Nature of the claims	Mainly motions for certification of class actions concerning contentions of unlawful collection of payment and deterioration in service provided by the Group companies.
Balance of provisions	₪ 59
Amount of additional exposure	4,183
Amount of exposure for claims for which the amount of exposure cannot be assessed	₪ 2,148	[1]
Claims by enterprises and companies [Member]
Disclosure of contingent liabilities in business combination [line items]
Nature of the claims	Claims alleging liability of the Group companies in respect of their activities and/or the investments made in various projects.
Balance of provisions	₪ 11
Amount of additional exposure	2,005	[2]
Amount of exposure for claims for which the amount of exposure cannot be assessed	₪ 1,808
Claims of employees and former employees of Group companies [Member]
Disclosure of contingent liabilities in business combination [line items]
Nature of the claims	Mainly collective and individual claims filed by employees and former employees of the Group in respect of various payments and recognition of various salary components as components for calculation of payments to Group employees.
Balance of provisions	₪ 1
Amount of additional exposure	4
Amount of exposure for claims for which the amount of exposure cannot be assessed	₪ 1
Claims by the State and authorities [Member]
Disclosure of contingent liabilities in business combination [line items]
Nature of the claims	Various claims by the State of Israel, government institutions and authorities ("the Authorities"). These are mainly procedures related to regulations relevant to the Group companies and financial disputes concerning monies paid by the Group companies to the Authorities (including property taxes).
Balance of provisions	₪ 16
Amount of additional exposure	24
Amount of exposure for claims for which the amount of exposure cannot be assessed
Supplier and communication provider claims [Member]
Disclosure of contingent liabilities in business combination [line items]
Nature of the claims	Legal claims for compensation for alleged damage as a result of the supply of the service and/or the product.
Balance of provisions
Amount of additional exposure	148
Amount of exposure for claims for which the amount of exposure cannot be assessed	₪ 4
Claims for punitive damages, real estate and infrastructure [Member]
Disclosure of contingent liabilities in business combination [line items]
Nature of the claims	Claims for alleged physical damage or damage to property caused by Group companies and in relation to real estate and infrastructure. The additional amount of exposure for punitive damages does not include claims for which the insurance coverage is not disputed.
Balance of provisions
Amount of additional exposure	66
Amount of exposure for claims for which the amount of exposure cannot be assessed
Total legal claims against Bezeq Group companies [Member]
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions	87
Amount of additional exposure	6,430
Amount of exposure for claims for which the amount of exposure cannot be assessed	₪ 3,961

[1]	Including exposure of NIS 2 billion for a motion for certification as a class action filed by a shareholder against Bezeq and officers in Bezeq, referring to alleged reporting omissions by Bezeq regarding the wholesale market and the reduction of interconnect fees, which the plaintiff estimates at NIS 1.1 billion or NIS 2 billion (depending on the method used to calculate the damage).
[2]	Including exposure in the amount of NIS 1.11 billion for a motion for certification as a class action against Bezeq, as well as against the subsidiary Walla, Yad 2 and an advertising company owned by Walla, which addresses with Bezeq's 144B service. Subsequent to the date of the financial statements, the motion was dismissed.